Stock-based compensation (Components of Stock-based Compensation Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of stock-based compensation expense [Abstract]
Total stock-based compensation expense, pretax	$ 322	$ 408	$ 403
Tax benefit from stock-based compensation expense	(120)	(152)	(149)
Total stock-based compensation expense, net of tax	202	256	254
RSUs [Member]
Components of stock-based compensation expense [Abstract]
Total stock-based compensation expense, pretax	190	219	206
Performance units [Member]
Components of stock-based compensation expense [Abstract]
Total stock-based compensation expense, pretax	132	171	163
Stock options [Member]
Components of stock-based compensation expense [Abstract]
Total stock-based compensation expense, pretax	$ 0	$ 18	$ 34